Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AB EQUITY INCOME FUND INC
Entity Central Index Key	0000910036
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000028102
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Advisor Class
Trading Symbol	AUIYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIYX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$32	0.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
AssetsNet	$ 770,026,975
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,688,904
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$770,026,975
# of Portfolio Holdings	70
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$1,688,904

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.8%
Financials	15.0%
Communication Services	10.6%
Health Care	9.5%
Industrials	7.6%
Consumer Discretionary	4.7%
Consumer Staples	4.3%
Real Estate	3.9%
Energy	3.2%
Utilities	3.2%
Others	1.8%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$55,429,947	7.2%
Apple, Inc.	$42,615,850	5.5%
Alphabet, Inc. - Class C	$38,569,018	5.0%
Lam Research Corp.	$37,597,103	4.9%
Broadcom, Inc.	$32,078,086	4.2%
Seagate Technology Holdings PLC	$31,023,508	4.0%
KLA Corp.	$23,552,478	3.1%
Bank of America Corp.	$18,641,429	2.4%
Merck & Co., Inc.	$17,726,321	2.3%
RTX Corp.	$17,557,633	2.3%
Total	$314,791,373	40.9%

Material Fund Change [Text Block]
C000028099
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class A
Trading Symbol	AUIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIAX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$45	0.86%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[2]
AssetsNet	$ 770,026,975
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,688,904
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$770,026,975
# of Portfolio Holdings	70
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$1,688,904

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.8%
Financials	15.0%
Communication Services	10.6%
Health Care	9.5%
Industrials	7.6%
Consumer Discretionary	4.7%
Consumer Staples	4.3%
Real Estate	3.9%
Energy	3.2%
Utilities	3.2%
Others	1.8%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$55,429,947	7.2%
Apple, Inc.	$42,615,850	5.5%
Alphabet, Inc. - Class C	$38,569,018	5.0%
Lam Research Corp.	$37,597,103	4.9%
Broadcom, Inc.	$32,078,086	4.2%
Seagate Technology Holdings PLC	$31,023,508	4.0%
KLA Corp.	$23,552,478	3.1%
Bank of America Corp.	$18,641,429	2.4%
Merck & Co., Inc.	$17,726,321	2.3%
RTX Corp.	$17,557,633	2.3%
Total	$314,791,373	40.9%

Material Fund Change [Text Block]
C000028101
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class C
Trading Symbol	AUICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUICX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$85	1.61%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.61%	[3]
AssetsNet	$ 770,026,975
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,688,904
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$770,026,975
# of Portfolio Holdings	70
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$1,688,904

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.8%
Financials	15.0%
Communication Services	10.6%
Health Care	9.5%
Industrials	7.6%
Consumer Discretionary	4.7%
Consumer Staples	4.3%
Real Estate	3.9%
Energy	3.2%
Utilities	3.2%
Others	1.8%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$55,429,947	7.2%
Apple, Inc.	$42,615,850	5.5%
Alphabet, Inc. - Class C	$38,569,018	5.0%
Lam Research Corp.	$37,597,103	4.9%
Broadcom, Inc.	$32,078,086	4.2%
Seagate Technology Holdings PLC	$31,023,508	4.0%
KLA Corp.	$23,552,478	3.1%
Bank of America Corp.	$18,641,429	2.4%
Merck & Co., Inc.	$17,726,321	2.3%
RTX Corp.	$17,557,633	2.3%
Total	$314,791,373	40.9%

Material Fund Change [Text Block]
C000028105
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class I
Trading Symbol	AUIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIIX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$34	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%	[4]
AssetsNet	$ 770,026,975
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,688,904
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$770,026,975
# of Portfolio Holdings	70
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$1,688,904

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.8%
Financials	15.0%
Communication Services	10.6%
Health Care	9.5%
Industrials	7.6%
Consumer Discretionary	4.7%
Consumer Staples	4.3%
Real Estate	3.9%
Energy	3.2%
Utilities	3.2%
Others	1.8%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$55,429,947	7.2%
Apple, Inc.	$42,615,850	5.5%
Alphabet, Inc. - Class C	$38,569,018	5.0%
Lam Research Corp.	$37,597,103	4.9%
Broadcom, Inc.	$32,078,086	4.2%
Seagate Technology Holdings PLC	$31,023,508	4.0%
KLA Corp.	$23,552,478	3.1%
Bank of America Corp.	$18,641,429	2.4%
Merck & Co., Inc.	$17,726,321	2.3%
RTX Corp.	$17,557,633	2.3%
Total	$314,791,373	40.9%

Material Fund Change [Text Block]
C000135457
Shareholder Report [Line Items]
Fund Name	AB Equity Income Fund
Class Name	Class Z
Trading Symbol	AUIZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the AB Equity Income Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/AUIZX-S
Expenses [Text Block]

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$30	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.57%	[5]
AssetsNet	$ 770,026,975
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 1,688,904
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$770,026,975
# of Portfolio Holdings	70
Portfolio Turnover Rate	19%
Total Advisory Fees Paid (Net)	$1,688,904

Holdings [Text Block]

Sector Breakdown (% of Net Assets)

Table Summary
Information Technology	35.8%
Financials	15.0%
Communication Services	10.6%
Health Care	9.5%
Industrials	7.6%
Consumer Discretionary	4.7%
Consumer Staples	4.3%
Real Estate	3.9%
Energy	3.2%
Utilities	3.2%
Others	1.8%
Short-Term Investments	0.4%
Other assets less liabilities	0.0%
Total	100.0%

Largest Holdings [Text Block]

10 Top Holdings

Table Summary
Company	U.S. $ Value	% of Net Assets
Microsoft Corp.	$55,429,947	7.2%
Apple, Inc.	$42,615,850	5.5%
Alphabet, Inc. - Class C	$38,569,018	5.0%
Lam Research Corp.	$37,597,103	4.9%
Broadcom, Inc.	$32,078,086	4.2%
Seagate Technology Holdings PLC	$31,023,508	4.0%
KLA Corp.	$23,552,478	3.1%
Bank of America Corp.	$18,641,429	2.4%
Merck & Co., Inc.	$17,726,321	2.3%
RTX Corp.	$17,557,633	2.3%
Total	$314,791,373	40.9%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized